Short term investments (Tables)	3 Months Ended
Mar. 31, 2018
Short term investments
Schedule of investments
	March 31, 2018 (Unaudited)	December 31, 2017

Other short-term investments	50.3	57.3
Investment funds	577.4	978.8

	627.7	1.036.1